Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Document Type	40-F/A
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	Bespoke Capital Acquisition Corp
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	36,000,000
Entity Central Index Key	0001834045
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false